First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.2%
$500,000	ACC Trust Series 2022-1, Class D, 6.65%, 10/20/2028[1,2]	$480,203
180,353	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 3.61%, 3/25/2036[2,3,4]	116,174
	Affirm Asset Securitization Trust
200,000	Series 2021-A, Class D, 3.49%, 8/15/2025[1,2]	191,617
150,000	Series 2021-A, Class E, 5.65%, 8/15/2025[1,2]	143,701
250,000	AIMCO CLO Series 2017-AA, Class SUB, 0.000%, 4/20/2034[1,2,3,4]	169,415
56,510	Aqua Finance Trust Series 2019-A, Class A, 3.14%, 7/16/2040[1,2]	54,812
2,000,000	CAL Receivables Series 2022-1, Class B, 5.13% (30-Day SOFR Average+435 basis points), 10/15/2022[1,4,5]	1,967,952
	Carvana Auto Receivables Trust
250,000	Series 2021-N4, Class E, 4.53%, 9/11/2028[1,2]	227,681
250,000	Series 2022-N1, Class E, 6.01%, 12/11/2028[1,2]	234,255
200,000	Series 2022-P2, Class D, 6.28%, 5/10/2029[2]	193,641
209,799	CHL Mortgage Pass-Through Trust Series 2007-8, Class 1A12, 5.87%, 1/25/2038[2,3]	114,923
	COLT Mortgage Loan Trust
500,000	Series 2022-2, Class M1, 4.03%, 2/25/2067[1,2,3,4]	465,904
500,000	Series 2021-1, Class M1, 2.29%, 6/25/2066[1,2,3,4]	403,329
250,000	Connecticut Avenue Securities Trust Series 2020-R02, Class 2B1, 4.62% (1-Month USD Libor+300 basis points), 1/25/2040[1,2,3,4,5]	216,967
250,000	CPS Auto Receivables Trust Series 2021-D, Class E, 4.06%, 12/15/2028[1,2]	227,309
300,000	Deephaven Residential Mortgage Trust Series 2021-2, Class B1, 3.17%, 4/25/2066[1,2,3,4]	247,822
112,187	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 1.80% (1-Month USD Libor+19 basis points), 10/19/2036[2,4,5]	98,472
250,000	First Investors Auto Owner Trust Series 2022-1A, Class E, 5.41%, 6/15/2029[1,2]	236,586
	Freddie Mac STACR REMIC Trust
590,000	Series 2021-DNA1, Class B1, 3.58% (30-Day SOFR Average+265 basis points), 1/25/2051[1,2,3,4,5]	479,398
500,000	Series 2021-DNA6, Class B2, 8.43% (30-Day SOFR Average+750 basis points), 10/25/2041[1,2,3,4,5]	431,268
550,000	Series 2021-HQA4, Class B2, 7.93% (30-Day SOFR Average+700 basis points), 12/25/2041[1,2,3,4,5]	470,131

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes
$187,263	Series 2016-DNA2, Class M3, 6.27% (1-Month USD Libor+465 basis points), 10/25/2028[2,4,5]	$193,105
250,000	Series 2021-DNA2, Class B2, 6.93% (30-Day SOFR Average+600 basis points), 8/25/2033[1,2,3,4,5]	212,503
300,000	GS Mortgage Securities Corp. Trust Series 2018-TWR, Class G, 5.25% (1-Month USD Libor+392 basis points), 7/15/2031[1,4,5]	268,558
419,000	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ3, Class B5, 3.43%, 10/25/2050[1,2,3,4]	248,180
145,434	GSR Mortgage Loan Trust Series 2007-AR1, Class 2A1, 2.74%, 3/25/2047[2,3,4]	101,899
500,000	Hertz Vehicle Financing III LP Series 2021-2A, Class D, 4.34%, 12/27/2027[1,2,4]	431,936
	Home RE Ltd.
500,000	Series 2021-2, Class M2, 4.18% (30-Day SOFR Average+325 basis points), 1/25/2034[1,2,3,4,5]	461,294
200,000	Series 2021-2, Class M1C, 3.73% (30-Day SOFR Average+280 basis points), 1/25/2034[1,2,4,5]	188,767
250,000	Series 2022-1, Class M1C, 6.43% (30-Day SOFR Average+550 basis points), 10/25/2034[1,2,3,4,5]	238,459
495,474	JP Morgan Mortgage Trust Series 2022-1, Class B4, 3.10%, 7/25/2052[1,2,3,4]	404,780
138,224	Luminent Mortgage Trust Series 2006-5, Class A1A, 2.00% (1-Month USD Libor+38 basis points), 7/25/2036[2,4,5]	95,257
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 7.54% (3-Month USD Libor+650 basis points), 1/18/2028[1,2,3,4,5]	218,533
250,000	Med Trust Series 2021-MDLN, Class F, 5.32% (1-Month USD Libor+400 basis points), 11/15/2038[1,4,5]	235,058
400,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class ER, 10.06% (3-Month Term SOFR+875 basis points), 5/20/2034[1,2,3,4,5]	360,329
48,828	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.000%, 12/21/2043[1,2]	44,888
5,434,783	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033[1,2,4]	4,019,859
100,000	Multifamily Connecticut Avenue Securities Trust Series 2020-01, Class M10, 5.37% (1-Month USD Libor+375 basis points), 3/25/2050[1,2,4,5]	90,233
224,173	New Residential Mortgage Loan Trust Series 2019-1A, Class B6B, 3.21%, 9/25/2057[1,2,4]	200,035

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$334,174	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AP1, Class A3, 5.65%, 1/25/2036[2,3,4]	$116,884
250,000	Oaktown RE III Ltd. Series 2019-1A, Class M2, 4.17% (1-Month USD Libor+255 basis points), 7/25/2029[1,2,3,4,5]	244,312
750,000	Oaktown RE VII Ltd. Series 2021-2, Class M1B, 3.83% (30-Day SOFR Average+290 basis points), 4/25/2034[1,2,3,4,5]	701,281
200,000	Oportun Issuance Trust Series 2022-A, Class C, 7.40%, 6/9/2031[1,2]	197,339
200,000	Pagaya AI Debt Trust Series 2022-1, Class C, 4.89%, 10/15/2029[1,2]	180,207
2,500,000	Palmer Square European CLO Series 2021-2X, Class SUB, 0.000%, 4/15/2035[2,4]	1,666,646
	Palmer Square European Loan Funding
2,975,000	Series 2022-1X, Class SUB, 0.000%, 10/15/2031[2,4]	2,404,313
4,000,000	Series 2022-2X, Class SUB, 0.000%, 10/15/2031[2,4]	4,189,552
	Palmer Square Loan Funding Ltd.
1,000,000	Series 2019-1A, Class SUB, 0.000%, 4/20/2027[1,2,4]	433,900
1,000,000	Series 2019-3A, Class SUB, 0.000%, 8/20/2027[1,2,4]	596,180
1,500,000	Series 2019-4A, Class SUB, 0.000%, 10/24/2027[1,2,4]	1,088,600
1,250,000	Series 2020-1A, Class SUB, 0.000%, 2/20/2028[1,2,4]	835,316
650,000	Series 2020-2A, Class SUB, 0.000%, 4/20/2028[1,2,4]	82,550
1,250,000	Series 2020-3A, Class SUB, 0.000%, 7/20/2028[1,2,4,6]	—
2,250,000	Series 2020-4A, Class SUB, 0.000%, 11/25/2028[1,2,4]	1,507,946
1,250,000	Series 2021-1A, Class SUB, 0.000%, 4/20/2029[1,2,4]	876,453
2,150,000	Series 2021-2A, Class SUB, 0.000%, 5/20/2029[1,2,4]	1,394,173
1,500,000	Series 2021-3A, Class SUB, 0.000%, 7/20/2029[1,2,4]	1,130,701
3,100,000	Series 2021-4A, Class SUB, 0.000%, 10/15/2029[1,2,4]	2,423,727
5,235,000	Series 2022-1I, Class SUB, 0.000%, 4/15/2030[2,4]	4,583,204
6,000,000	Series 2022-2A, Class SUB, 0.000%, 10/15/2030[1,2,4]	6,044,498
303,611	PRET, LLC Series 2021-NPL5, Class A1, 2.49%, 10/25/2051[1,2,7]	291,566
297,203	PRPM, LLC Series 2020-6, Class A1, 2.36%, 11/25/2025[1,2,3,7]	288,484
	Radnor RE Ltd.
500,000	Series 2019-1, Class M2, 4.82% (1-Month USD Libor+320 basis points), 2/25/2029[1,2,3,4,5]	485,213
200,000	Series 2020-2, Class B1, 9.22% (1-Month USD Libor+760 basis points), 10/25/2030[1,2,3,4,5]	200,660
250,000	Series 2021-2, Class M1B, 4.63% (30-Day SOFR Average+370 basis points), 11/25/2031[1,2,3,4,5]	241,713

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$250,000	Series 2021-2, Class M2, 5.93% (30-Day SOFR Average+500 basis points), 11/25/2031[1,2,3,4,5]	$229,923
150,000	Series 2020-1, Class M2A, 3.62% (1-Month USD Libor+200 basis points), 1/25/2030[1,2,4,5]	140,468
175,000	Series 2021-1, Class M1C, 3.63% (30-Day SOFR Average+270 basis points), 12/27/2033[1,2,4,5]	160,685
	RALI Trust
77,150	Series 2006-QA10, Class A1, 1.99% (1-Month USD Libor+37 basis points), 12/25/2036[2,4,5]	64,031
185,328	Series 2006-QS2, Class 1A9, 5.50%, 2/25/2036[2,3]	159,950
340,000	Residential Mortgage Loan Trust Series 2020-1, Class B2, 4.66%, 1/26/2060[1,2,3,4]	294,726
250,000	Saranac Clo VIII Ltd. Series 2020-8A, Class E, 9.60% (3-Month USD Libor+812 basis points), 2/20/2033[1,2,3,4,5]	228,673
1,345,097	Silver Point Loan Funding, LLC Class ,0.000%, 10/20/2033[6]	1,345,097
100,000	STAR Trust Series 2021-SFR1, Class F, 3.92% (1-Month USD Libor+240 basis points), 4/17/2038[1,4,5]	96,674
	Triangle RE Ltd.
1,030,000	Series 2021-3, Class M1B, 3.83% (30-Day SOFR Average+290 basis points), 2/25/2034[1,2,3,4,5]	983,399
500,000	Series 2021-3, Class M2, 4.68% (30-Day SOFR Average+375 basis points), 2/25/2034[1,2,3,4,5]	459,642
100,000	Series 2021-2, Class M1B, 4.22% (1-Month USD Libor+260 basis points), 10/25/2033[1,2,4,5]	99,292
200,000	Upstart Securitization Trust Series 2021-5, Class C, 4.15%, 11/20/2031[1,2]	181,418
	Veros Auto Receivables Trust
40,000	Series 2020-1, Class D, 5.64%, 2/16/2027[1,2]	39,639
100,000	Series 2022-1, Class D, 7.23%, 7/16/2029[1,2]	98,084
	Verus Securitization Trust
900,000	Series 2020-5, Class B2, 4.71%, 5/25/2065[1,2,3,4]	804,782
812,000	Series 2021-8, Class B2, 4.33%, 11/25/2066[1,2,3,4]	610,230
300,000	Series 2021-5, Class M1, 2.33%, 9/25/2066[1,2,3,4]	239,366
24,915	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 2.94%, 1/25/2037[2,4]	22,512
168,607	Wells Fargo Mortgage Loan Trust Series 2010-RR2, Class 1A4, 2.77%, 9/27/2035[1,2,3,4]	130,481
	Western Mortgage Reference Notes
459,690	Series 2021-CL2, Class M4, 6.28% (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,3,4,5]	449,032

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$467,638	Series 2021-CL2, Class M5, 7.43% (30-Day SOFR Average+650 basis points), 7/25/2059[1,2,3,4,5]	$456,182
100,000	XCALI Mortgage Trust Series 2020-1, Class B1, 9.15% (1-Month USD Libor+750 basis points), 1/22/2023[1,2,4,5]	99,054
	TOTAL ASSET-BACKED SECURITIES
	(Cost $64,495,786)	54,783,991
	BANK LOANS — 9.0%
	Advantage Capital Holdings, LLC
1,188,513	5.000% Cash and 8.000% PIK, 1/29/2025[6,8]	1,188,513
1,344,827	5.000% Cash and 8.000% PIK, 1/29/2025[6,8]	1,344,827
1,261	12.5000% PIK, 1/29/2025[6,8]	4,105,469
369,391	BJ Services 11.83%, 1/3/2023[6]	343,533
2,133,354	Challenge Manufacturing Company, LLC 11.00%, 12/18/2025[6]	2,016,020
3,500,000	GH Group, Inc. 14.50%, 12/10/2026[6]	3,062,500
5,328,194	IFit Inc. 14.50%, 2/22/2023[6]	5,194,989
555,600	Juul 8.50%, 8/1/2023[6]	544,488
5,314,734	Lucky Bucks Holdings, LLC 12.50%, 5/29/2028[6]	5,177,083
236,284	Premier Brands Group Holdings, LLC 9.11%, 3/20/2024[6]	225,651
7,500,000	Shryne Group, Inc. 12.50%, 5/26/2026[6]	7,350,000
	Wellbore Integrity Solutions, LLC
1,982,096	8.50%, 12/31/2024[6]	1,942,454
2,303,703	12.20%, 12/31/2024[6]	2,234,592
	TOTAL BANK LOANS
	(Cost $34,956,095)	34,730,119

Number of Shares
	CLOSED-END FUNDS — 27.8%
235,676	Apollo Diversified Credit Fund - Class I	4,991,626
1,803,221	Cliffwater Corporate Lending Fund - Class I	19,276,427
1,692,914	Cliffwater Enhanced Lending Fund - Class I	18,385,051
353,473	Conversus Stepstone Private Markets - Class I*	15,542,215
893,181	Driehaus Event Driven Fund	10,593,126
894,682	Glenmede Secured Options Portfolio - Class Institutional	10,771,971
39,911	Invesco Dynamic Credit Opportunities Fund - Class AX	448,199
697,900	Palmer Square Opportunistic Income Fund	11,564,196

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
1,026,855	Pomona Investment Fund LP	$15,823,831
	TOTAL CLOSED-END FUNDS
	(Cost $103,654,217)	107,396,642

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
$100,000	Arivo Acceptance Auto Loan Receivables Trust Series 2022-1A, Class D, 7.38%, 9/17/2029[1,2]	96,827
	Bellemeade RE Ltd.
250,000	Series 2019-2A, Class M2, 4.72% (1-Month USD Libor+310 basis points), 4/25/2029[1,2,3,4,5]	242,484
2,500,000	Series 2021-3A, Class M2, 4.08% (30-Day SOFR Average+315 basis points), 9/25/2031[1,2,3,5]	2,238,027
1,000,000	Series 2022-1, Class M1C, 4.63% (30-Day SOFR Average+370 basis points), 1/26/2032[1,2,3,5]	958,364
500,000	Series 2022-1, Class M2, 5.53% (30-Day SOFR Average+460 basis points), 1/26/2032[1,2,3,5]	464,327
212,500	BX Commercial Mortgage Trust Series 2019-XL, Class J, 3.97% (1-Month USD Libor+265 basis points), 10/15/2036[1,4,5]	200,344
701,589	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.82%, 2/25/2035[2,4]	4,996
	Connecticut Avenue Securities Trust
26,554	Series 2019-R01, Class 2M2, 4.07% (1-Month USD Libor+245 basis points), 7/25/2031[1,2,4,5]	26,401
13,147	Series 2019-R03, Class 1M2, 3.77% (1-Month USD Libor+215 basis points), 9/25/2031[1,2,4,5]	13,127
250,000	Series 2019-R06, Class 2B1, 5.37% (1-Month USD Libor+375 basis points), 9/25/2039[1,2,3,4,5]	237,159
500,000	Series 2019-HRP1, Class B1, 10.87% (1-Month USD Libor+925 basis points), 11/25/2039[1,2,3,4,5]	484,548
1,000,000	CSMC Series 2021-NQM2, Class B1, 3.44%, 2/25/2066[1,2,3,4]	837,106
388,964	DSLA Mortgage Loan Trust Series 2004-AR2, Class X2, 1.32%, 11/19/2044[2,4]	2,752
	Eagle RE Ltd.
750,000	Series 2020-1, Class M2, 3.62% (1-Month USD Libor+200 basis points), 1/25/2030[1,2,3,4,5]	699,863
500,000	Series 2021-2, Class M2, 5.18% (30-Day SOFR Average+425 basis points), 4/25/2034[1,2,3,5]	472,932
200,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.62%, 6/15/2027[1,2]	196,737

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$100,000	Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1, Class M2, 4.68% (30-Day SOFR Average+375 basis points), 1/25/2051[1,2,4,5]	$87,110
	Freddie Mac STACR REMIC Trust
2,000,000	Series 2020-DNA1, Class B2, 6.87% (1-Month USD Libor+525 basis points), 1/25/2050[1,2,3,5]	1,736,174
500,000	Series 2021-DNA3, Class B1, 4.43% (30-Day SOFR Average+350 basis points), 10/25/2033[1,2,3,5]	433,190
500,000	Series 2022-HQA1, Class B2, 11.93% (30-Day SOFR Average+1,100 basis points), 3/25/2042[1,2,3,5]	463,911
	Freddie Mac Structured Agency Credit Risk Debt Notes
249,212	Series 2018-SPI2, Class B, 3.83%, 5/25/2048[1,2,4]	196,456
365,099	Series 2018-SPI3, Class B, 4.16%, 8/25/2048[1,2,3,4]	297,251
190,730	Series 2018-SPI4, Class B, 4.51%, 11/25/2048[1,2,4]	153,466
1,000,000	Series 2022-DNA2, Class B2, 9.43% (30-Day SOFR Average+850 basis points), 2/25/2042[1,2,3,5]	866,486
45,745	FREMF Mortgage Trust Series 2017-KSW3, Class B, 3.87% (1-Month USD Libor+275 basis points), 5/25/2027[1,2,5]	44,017
	Home RE Ltd.
1,000,000	Series 2021-1, Class M2, 4.47% (1-Month USD Libor+285 basis points), 7/25/2033[1,2,3,5]	905,040
550,000	Series 2021-1, Class B1, 5.27% (1-Month USD Libor+365 basis points), 7/25/2033[1,2,3,5]	488,069
1,410,000	JP Morgan Mortgage Trust Series 2022-INV2, Class B6, 3.36%, 7/25/2052[1,2,3,4]	548,132
100,000	Lendingpoint Asset Securitization Trust Series 2022-B, Class C, 8.45%, 10/15/2029[1,2]	94,428
183,103	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 1.96% (1-Month USD Libor+34 basis points), 10/25/2036[2,4,5]	68,020
	Rate Mortgage Trust
632,000	Series 2022-J1, Class B5, 2.75%, 1/25/2052[1,2,3,4]	306,536
1,100,000	Series 2022-J1, Class B6, 2.75%, 1/25/2052[1,2,3,4]	309,961
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $15,094,487)	14,174,241

Number of Shares
COMMON STOCKS — 2.7%
AEROSPACE/DEFENSE-EQUIPMENT — 0.0%
514	Aerojet Rocketdyne Holdings, Inc.*,3	20,868

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares			Value
		COMMON STOCKS (Continued)
		AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.0%
777		Meritor, Inc.*,3	$28,228
856		Tenneco, Inc. - Class A*	14,689
			42,917
		BUILDING PRODUCTS-DOORS/WINDOWS — 0.0%
1,640		Cornerstone Building Brands, Inc.*,3	40,164
		CHEMICALS-SPECIALTY — 0.0%
182		Rogers Corp.*,3	47,700
		COMMERCIAL BANKS-CENTRAL US — 0.1%
1,842		Flagstar Bancorp, Inc.[3]	65,299
		COMMERCIAL BANKS-WESTERN US — 0.0%
2,461		Umpqua Holdings Corp.[3]	41,271
		COMMERCIAL SERVICES-FINANCE — 0.0%
2,901		MoneyGram International, Inc.*,3	29,010
		COMPUTER SOFTWARE — 0.0%
591		Citrix Systems, Inc.[3]	57,428
		DIAGNOSTIC KIT — 0.0%
—	[9]	QuidelOrtho Corp.*,3	6
		ELECTRIC-INTEGRATED — 0.0%
898		PNM Resources, Inc.[3]	42,907
		GAS-DISTRIBUTION — 0.0%
583		South Jersey Industries, Inc.[3]	19,904
		MEDICAL INFORMATION SYSTEMS — 0.0%
2,070		Change Healthcare, Inc.*,3	47,734
		NETWORKING PRODUCTS — 0.0%
4,106		NeoPhotonics Corp.*,3	64,587
		POULTRY — 0.0%
194		Sanderson Farms, Inc.[3]	41,813
		RETAIL-SPORTING GOODS — 0.0%
1,004		Sportsman's Warehouse Holdings, Inc.*,3	9,628

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTOR EQUIPMENT — 0.0%
323	CMC Materials, Inc.[3]	$56,360
	SPECIFIED PURPOSE ACQUISITIONS — 2.6%
136	7GC & Co. Holdings, Inc. - Class A*	1,336
1,464	8i ACQUISITION 2 Corp.*,10	14,450
94	ABG Acquisition Corp. I - Class A*,10	920
1,722	Accelerate Acquisition Corp. - Class A*	16,807
2,076	Accretion Acquisition Corp.*	20,386
1,456	Ace Global Business Acquisition Ltd.*,10	14,997
1,774	Achari Ventures Holdings Corp. I*	17,722
36	Advanced Merger Partners, Inc. - Class A*	352
2,667	AF Acquisition Corp. - Class A*	25,977
20	African Gold Acquisition Corp. - Class A*,10	196
2,247	Agba Acquisition Ltd.*,10	25,503
2,330	ALSP Orchid Acquisition Corp. I - Class A*,10	23,253
1,466	AltEnergy Acquisition Corp. - Class A*	14,631
50,000	Ares Acquisition Corp. - Class A*,10	491,500
1,804	Aries I Acquisition Corp. - Class A*,10	18,202
1,050	Arisz Acquisition Corp.*	10,353
568	Astrea Acquisition Corp. - Class A*	5,549
2,860	Athlon Acquisition Corp. - Class A*	28,171
3,824	Atlantic Avenue Acquisition Corp. - Class A*	37,915
236	Atlas Crest Investment Corp. II - Class A*	2,315
52,816	Austerlitz Acquisition Corp. I - Class A*,10	514,956
52,932	Austerlitz Acquisition Corp. II - Class A*,10	516,087
2,964	Avalon Acquisition, Inc. - Class A*	29,610
1,456	Big Sky Growth Partners, Inc. - Class A*	14,181
2,834	Biotech Acquisition Co. - Class A*,10	28,057
2,396	Black Mountain Acquisition Corp. - Class A*	23,840
390	Blockchain Coinvestors Acquisition Corp. I - Class A*,10	3,869
1,778	Blockchain Moon Acquisition Corp.*	17,584
2,874	Blue Safari Group Acquisition Corp. - Class A*,10	29,085
1,722	Build Acquisition Corp. - Class A*	16,790
2,932	Cactus Acquisition Corp. I Ltd. - Class A*,10	29,173
585	CC Neuberger Principal Holdings III - Class A*,10	5,756
135	CF Acquisition Corp. IV - Class A*	1,328
2,935	Churchill Capital Corp. VI - Class A*	28,734
61,192	Churchill Capital Corp. VII*	602,741
2,875	Churchill Capital Corp. VII - Class A*	28,089
15	Colicity, Inc. - Class A*	147
2,445	Colombier Acquisition Corp. - Class A*	23,717

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
642	Concord Acquisition Corp. - Class A*	$6,394
1,215	Corazon Capital V838 Monoceros Corp. - Class A*,10	11,883
351	Corner Growth Acquisition Corp. - Class A*,10	3,461
626	Crescera Capital Acquisition Corp. - Class A*,10	6,279
2,151	Data Knights Acquisition Corp. - Class A*	22,048
1,764	Deep Medicine Acquisition Corp. - Class A*	17,587
930	DHC Acquisition Corp. - Class A*,10	9,114
637	Digital Health Acquisition Corp.*	6,389
2,913	DILA Capital Acquisition Corp. - Class A*	28,635
698	dMY Technology Group, Inc. VI - Class A*	6,826
1,578	East Resources Acquisition Co. - Class A*	15,748
1,760	Edify Acquisition Corp. - Class A*	17,283
592	Enterprise 4.0 Technology Acquisition Corp. - Class A*,10	5,938
1,410	Eucrates Biomedical Acquisition Corp.*,10	13,959
920	Everest Consolidator Acquisition Corp. - Class A*	9,182
592	ExcelFin Acquisition Corp. - Class A*	5,923
2,109	Far Peak Acquisition Corp. - Class A*,10	20,710
1,712	FAST Acquisition Corp. II - Class A*	16,709
1,765	Financial Strategies Acquisition Corp.*	17,526
1,060	Finnovate Acquisition Corp. - Class A*,10	10,536
93	Fintech Evolution Acquisition Group - Class A*,10	911
236	Flame Acquisition Corp. - Class A*	2,310
33,248	Fortress Value Acquisition Corp. III - Class A*	326,831
75,213	Fortress Value Acquisition Corp. IV - Class A*	734,831
474	Fusion Acquisition Corp. II - Class A*	4,650
1,455	G Squared Ascend II, Inc. - Class A*,10	14,274
2,888	GigInternational1, Inc.*	29,053
1,438	Global Consumer Acquisition Corp.*	14,495
1,763	Globalink Investment, Inc.*	17,471
142	Golden Falcon Acquisition Corp. - Class A*	1,399
2,932	Golden Path Acquisition Corp.*,10	29,643
1,582	Goldenbridge Acquisition Ltd.*,10	16,042
61,469	Gores Holdings VII, Inc. - Class A*,3	601,167
62,405	Gores Technology Partners II, Inc. - Class A*,3	610,945
24,993	Gores Technology Partners, Inc. - Class A*,3	244,681
2,885	Graf Acquisition Corp. IV*	28,013
782	Green Visor Financial Technology Acquisition Corp. I - Class A*,10	7,820
102	Healthcare Services Acquisition Corp. - Class A*	1,004
1,796	Hennessy Capital Investment Corp. V - Class A*	17,637
484	Hunt Cos. Acquisition Corp. I - Class A*,10	4,864
3,548	IG Acquisition Corp. - Class A*	35,125

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,187	Industrial Human Capital, Inc.*	$11,906
882	Innovative International Acquisition Corp. - Class A*,10	8,864
1,962	Integrated Rail and Resources Acquisition Corp. - Class A*	19,522
2,354	Integrated Wellness Acquisition Corp. - Class A*,10	23,469
265	InterPrivate II Acquisition Corp. - Class A*	2,594
295	InterPrivate III Financial Partners, Inc. - Class A*	2,891
2,192	Isleworth Healthcare Acquisition Corp.*	21,832
592	Jack Creek Investment Corp. - Class A*,10	5,822
56,469	Jaws Juggernaut Acquisition Corp. - Class A*,10	550,573
52,848	Jaws Mustang Acquisition Corp. - Class A*,10	519,496
1,241	Jupiter Wellness Acquisition Corp. - Class A*	12,336
1,736	Kadem Sustainable Impact Corp. - Class A*	16,978
562	Kairos Acquisition Corp. - Class A*,10	5,541
1,069	Khosla Ventures Acquisition Co. III - Class A*	10,412
1,804	KKR Acquisition Holdings I Corp. - Class A*	17,661
478	KludeIn I Acquisition Corp. - Class A*	4,780
1,164	Lakeshore Acquisition I Corp. - Class A*,10	11,570
2,764	LAMF Global Ventures Corp. I*,10	27,529
584	Learn CW Investment Corp. - Class A*,10	5,805
2,510	Legato Merger Corp. II*	24,899
2,508	Levere Holdings Corp. - Class A*,10	24,528
1,052	LF Capital Acquisition Corp. II - Class A*	10,509
3,396	Lionheart III Corp. - Class A*	33,960
255	Longview Acquisition Corp. II - Class A*	2,491
1,182	M3-Brigade Acquisition III Corp. - Class A*	11,785
838	Mana Capital Acquisition Corp.*	8,330
1,685	Maquia Capital Acquisition Corp. - Class A*	17,221
426	McLaren Technology Acquisition Corp. - Class A*	4,264
950	MDH Acquisition Corp. - Class A*	9,339
474	Medicus Sciences Acquisition Corp. - Class A*,10	4,645
2,122	Mercato Partners Acquisition Corp. - Class A*	21,135
2,530	Model Performance Acquisition Corp. - Class A*,10	25,781
2,256	Monterey Bio Acquisition Corp.*	22,583
284	Moringa Acquisition Corp. - Class A*,10	2,789
2,696	Mount Rainier Acquisition Corp.*	26,933
2,885	Mountain Crest Acquisition Corp. III*	28,446
59,983	MSD Acquisition Corp. - Class A*,10	587,833
1,684	Nabors Energy Transition Corp. - Class A*	16,840
2,728	Natural Order Acquisition Corp.*	26,953
9	New Vista Acquisition Corp. - Class A*,10	88
2,670	Newbury Street Acquisition Corp.*	26,059

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,186	Newcourt Acquisition Corp. - Class A*,10	$11,919
711	Noble Rock Acquisition Corp. - Class A*,10	6,982
2,282	Nocturne Acquisition Corp.*,10	23,345
3,780	NorthView Acquisition Corp.*	37,271
2,885	OceanTech Acquisitions I Corp. - Class A*	29,081
554	Onyx Acquisition Co. I - Class A*,10	5,546
3,528	OPY Acquisition Corp. I - Class A*	34,716
2,500	Orion Biotech Opportunities Corp. - Class A*,10	24,350
2,876	Osiris Acquisition Corp. - Class A*	28,012
564	Periphas Capital Partnering Corp. - Class A*	13,841
30,004	Pershing Square Tontine Holdings Ltd. - Class A*	599,180
646	Phoenix Biotech Acquisition Corp. - Class A*	6,479
5	Pivotal Investment Corp. III - Class A*	49
720	Post Holdings Partnering Corp. - Class A*	6,984
375	Priveterra Acquisition Corp. - Class A*	3,675
470	Progress Acquisition Corp. - Class A*	4,653
2,346	Project Energy Reimagined Acquisition Corp.*,10	22,874
3,276	Property Solutions Acquisition Corp. II - Class A*	32,072
696	PropTech Investment Corp. II - Class A*	6,870
1,774	Recharge Acquisition Corp. - Class A*	17,758
1,125	RedBall Acquisition Corp. - Class A*,10	11,205
1,666	Roth CH Acquisition V Co.*	16,643
590	Sanaby Health Acquisition Corp. I - Class A*	5,918
1,023	Sandbridge X2 Corp. - Class A*	9,974
351	ScION Tech Growth I - Class A*,10	3,468
2,424	ScION Tech Growth II - Class A*,10	23,755
2,884	Senior Connect Acquisition Corp. I - Class A*	28,407
372	Silver Spike Acquisition Corp. II - Class A*,10	3,644
49,943	Social Capital Hedosophia Holdings Corp. IV - Class A*,10	495,934
424	Spindletop Health Acquisition Corp. - Class A*	4,227
2,738	SPK Acquisition Corp.*	27,380
888	SportsMap Tech Acquisition Corp.*	8,836
710	SportsTek Acquisition Corp. - Class A*	6,944
12,497	SVF Investment Corp. 2*,10	122,721
186	Tailwind International Acquisition Corp. - Class A*,10	1,825
1,896	Tastemaker Acquisition Corp. - Class A*	18,808
1,722	Tech and Energy Transition Corp. - Class A*	16,841
1,418	Tekkorp Digital Acquisition Corp. - Class A*,10	14,067
852	TG Venture Acquisition Corp. - Class A*	8,452
592	Thrive Acquisition Corp. - Class A*,10	5,950
22,243	TPG Pace Beneficial II Corp. - Class A*,3,10	216,424

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2,558	Trine II Acquisition Corp. - Class A*,10	$25,427
2,396	Tristar Acquisition I Corp. - Class A*,10	23,601
378	Twelve Seas Investment Co. II - Class A*	3,697
838	Vahanna Tech Edge Acquisition I Corp. - Class A*,10	8,367
940	Venus Acquisition Corp.*,10	9,607
3,044	Worldwide Webb Acquisition Corp. - Class A*,10	30,349
		9,964,695
	TELECOM SERVICE — 0.0%
1,187	Vonage Holdings Corp.*,3	22,363
	TOTAL COMMON STOCKS
	(Cost $10,641,152)	10,614,654

Principal Amount
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
$200,000	PennantPark Floating Rate Capital Ltd. 4.25%, 4/1/2026[2]	179,883
	TOTAL CORPORATE BONDS
	(Cost $199,420)	179,883

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 0.1%
	FINANCIALS — 0.1%
12,181	First Eagle Alternative Capital BDC, Inc. 5.00%, 5/25/2026[2]	280,772
2,134	XAI Octagon Floating Rate Alternative Income Term Trust 6.50%, 3/31/2026[2]	53,777
		334,549
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $361,411)	334,549
	PRIVATE INVESTMENT FUNDS — 20.0%
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	9,025,487
N/A	Hudson Bay Fund LP	8,696,417
N/A	Linden Investors LP	9,240,585
N/A	Nuveen Real Estate U.S. Cities Multifamily Fund LP	2,575,270
N/A	Oak Street Real Estate Capital Net Lease Property Fund LP	2,500,000
N/A	Pender Capital Asset Based Lending Fund I LP	18,228,438

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT FUNDS (Continued)
N/A	Point72 Capital LP	$9,314,866
N/A	Rivernorth Capital Partners LP	5,920,000
N/A	Seer Capital Partners Fund LP	2,744,868
N/A	Walleye Opportunities Fund LP	9,241,704
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $72,422,561)	77,487,635
	REAL ESTATE INVESTMENT TRUSTS — 13.6%
603,961	Bailard Real Estate Investment Trust LP	21,029,250
N/A	Invesco Real Estate Income Trust, Inc. - Class I	11,040,787
1,372,151	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	20,403,883
		52,473,920
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $46,375,340)	52,473,920
	RIGHTS — 0.0%
1,464	8i ACQUISITION 2 Corp., Expiration Date: May 22, 2023*,10	337
2,076	Accretion Acquisition Corp., Expiration Date: October 25, 2022*	250
2,247	Agba Acquisition Ltd., Expiration Date: February 6, 2023*,10	314
1,050	Arisz Acquisition Corp., Expiration Date: August 17, 2023*	105
2,120	Benessere Capital Acquisition Corp., Expiration Date: January 4, 2023*	318
1,778	Blockchain Moon Acquisition Corp., Expiration Date: October 18, 2022*	96
2,874	Blue Safari Group Acquisition Corp., Expiration Date: December 8, 2023*,10	259
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	127
1,299	Brilliant Acquisition Corp., Expiration Date: August 14, 2022*,10	170
1,764	Deep Medicine Acquisition Corp., Expiration Date: November 14, 2022*	194
2,245	East Stone Acquisition Corp., Expiration Date: November 2, 2022*,10	314
923	Edoc Acquisition Corp., Expiration Date: August 8, 2022*,10	167
1,765	Financial Strategies Acquisition Corp., Expiration Date: December 8, 2022*	177
1,763	Globalink Investment, Inc., Expiration Date: September 21, 2023*	132
2,932	Golden Path Acquisition Corp., Expiration Date: March 22, 2023*,10	488
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 27, 2025*,10	185
1,241	Jupiter Wellness Acquisition Corp., Expiration Date: June 5, 2023*	149
838	Mana Capital Acquisition Corp., Expiration Date: August 21, 2023*	135
2,530	Model Performance Acquisition Corp., Expiration Date: October 6, 2022*,10	253
2,885	Mountain Crest Acquisition Corp. III, Expiration Date: January 11, 2028*	433
2,282	Nocturne Acquisition Corp., Expiration Date: September 29, 2022*,10	73
3,780	NorthView Acquisition Corp., Expiration Date: September 19, 2023*	378
2,738	SPK Acquisition Corp., Expiration Date: March 7, 2023*	55
1,990	Ventoux CCM Acquisition Corp., Expiration Date: December 23, 2022*	199
940	Venus Acquisition Corp., Expiration Date: November 7, 2022*,10	94

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
1,805	Viveon Health Acquisition Corp., Expiration Date: February 17, 2023*	$144
	TOTAL RIGHTS
	(Cost $0)	5,546
	UNITS — 2.2%
	SPECIFIED PURPOSE ACQUISITIONS — 2.2%
4,393	AIB Acquisition Corp.*,10	43,974
1,489	Alpha Star Acquisition Corp.*,10	14,905
195	Apeiron Capital Investment Corp.*	1,942
21,898	Ares Acquisition Corp.*,10	215,914
1,045	Atlantic Coastal Acquisition Corp. II*	10,408
1,182	Ault Disruptive Technologies Corp.*	11,796
901	Austerlitz Acquisition Corp. I*,10	8,821
49,995	Austerlitz Acquisition Corp. II*,10	488,451
143	B. Riley Principal 250 Merger Corp.*	1,396
2,938	Battery Future Acquisition Corp.*,10	29,321
824	BioPlus Acquisition Corp.*,10	8,298
3,089	Blue Ocean Acquisition Corp.*,10	30,643
2,069	Bullpen Parlay Acquisition Co.*,10	20,607
1	Cactus Acquisition Corp. I Ltd.*,10	10
21,891	Churchill Capital Corp. V*	217,378
49,972	Churchill Capital Corp. VI*	492,224
1	Colombier Acquisition Corp.*	10
15,680	Compute Health Acquisition Corp.*	154,448
9,833	Denali Capital Acquisition Corp.*,10	98,035
2,938	EVe Mobility Acquisition Corp.*,10	29,321
1	Everest Consolidator Acquisition Corp.*	10
19,846	FG Merger Corp.*	205,208
1	Finnovate Acquisition Corp.*,10	10
5	Fortress Value Acquisition Corp. III*	49
2	Fusion Acquisition Corp. II*	20
1,652	Games & Esports Experience Acquisition Corp.*,10	16,520
2,354	Genesis Growth Tech Acquisition Corp.*,10	23,728
253	Glass Houses Acquisition Corp.*	2,482
23,908	Goldenstone Acquisition Ltd.*	242,666
29,037	Gores Holdings IX, Inc.*	283,401
1	Graf Acquisition Corp. IV*	10
1,765	Growth For Good Acquisition Corp.*,10	17,209
12,294	GSR II Meteora Acquisition Corp.*	112,367
1,348	Healthcare AI Acquisition Corp.*,10	13,386
211	Intelligent Medicine Acquisition Corp.*	2,116
3	InterPrivate II Acquisition Corp.*	29

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,765	Jackson Acquisition Co.*	$17,473
42,547	Jaws Hurricane Acquisition Corp.*	414,408
40,266	Jaws Mustang Acquisition Corp.*,10	398,231
1,749	Kairous Acquisition Corp. Ltd.*,10	17,542
60,000	Kensington Capital Acquisition Corp. IV*,10	609,900
1,522	KKR Acquisition Holdings I Corp.*	15,007
55,746	Lakeshore Acquisition II Corp.*,10	561,920
3,565	Larkspur Health Acquisition Corp.*	35,579
37,490	LDH Growth Corp. I*,10	367,402
42,149	Longview Acquisition Corp. II*	410,531
20,035	Metal Sky Star Acquisition Corp.*,10	199,348
1,689	Mountain Crest Acquisition Corp. V*	16,687
2	Noble Rock Acquisition Corp.*,10	20
2,288	OmniLit Acquisition Corp.*	22,949
1	OPY Acquisition Corp. I*	10
4	Orion Biotech Opportunities Corp.*,10	39
1,045	Papaya Growth Opportunity Corp. I*	10,419
3	Periphas Capital Partnering Corp.*	74
4	Pivotal Investment Corp. III*	39
3,529	Power & Digital Infrastructure Acquisition II Corp.*	34,902
1	Priveterra Acquisition Corp.*	10
1	Project Energy Reimagined Acquisition Corp.*,10	10
1,833	PROOF Acquisition Corp. I*	17,248
2	Property Solutions Acquisition Corp. II*	19
294	Pyrophyte Acquisition Corp.*,10	2,734
20,023	Redwoods Acquisition Corp.*	200,230
19,239	RF Acquisition Corp.*	192,390
2,478	ROC Energy Acquisition Corp.*	25,127
1	Sandbridge X2 Corp.*	10
52,328	Screaming Eagle Acquisition Corp.*,10	508,105
1,764	Sculptor Acquisition Corp. I*,10	17,640
212	Semper Paratus Acquisition Corp.*,10	2,124
19,969	Senior Connect Acquisition Corp. I*	196,495
60,000	SHUAA Partners Acquisition Corp. I*,10	601,200
2,760	Sizzle Acquisition Corp.*	27,655
1,763	Southport Acquisition Corp.*	17,595
4,204	Spree Acquisition Corp. 1 Ltd.*,10	42,040
1,649	ST Energy Transition I Ltd.*,10	16,440
50,005	SVF Investment Corp.*,10	493,549
1,763	Swiftmerge Acquisition Corp.*,10	17,313
1	Tailwind International Acquisition Corp.*,10	10

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
117	TKB Critical Technologies 1*,10	$1,175
333	TLGY Acquisition Corp.*,10	3,340
2	Twelve Seas Investment Co. II*	20
2,479	UTA Acquisition Corp.*,10	24,889
3,680	Welsbach Technology Metals Acquisition Corp.*	36,542
1	Worldwide Webb Acquisition Corp.*,10	10
		8,373,513
	TOTAL UNITS
	(Cost $8,406,240)	8,373,513
	WARRANTS — 0.1%
68	7GC & Co. Holdings, Inc., Expiration Date: December 31, 2026*	3
1,464	8i ACQUISITION 2 Corp., Expiration Date: September 24, 2026*,10	293
574	Accelerate Acquisition Corp., Expiration Date: December 31, 2027*	92
1,038	Accretion Acquisition Corp., Expiration Date: February 19, 2023*	67
1,456	Ace Global Business Acquisition Ltd., Expiration Date: December 31, 2027*,10	59
1,774	Achari Ventures Holdings Corp. I, Expiration Date: August 5, 2026*	231
6	Advanced Merger Partners, Inc., Expiration Date: June 30, 2026*	1
274	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2025*,6	148,179
889	AF Acquisition Corp., Expiration Date: March 31, 2028*	65
15	African Gold Acquisition Corp., Expiration Date: March 13, 2028*,10	1
2,247	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,10	70
1,165	ALSP Orchid Acquisition Corp. I, Expiration Date: November 30, 2028*,10	105
733	AltEnergy Acquisition Corp., Expiration Date: February 6, 2023*	103
46	Altitude Acquisition Corp., Expiration Date: November 30, 2027*	4
862	American Acquisition Opportunity, Inc., Expiration Date: May 28, 2026*	137
511	Americas Technology Acquisition Corp., Expiration Date: December 31, 2027*,10	27
10,000	Ares Acquisition Corp., Expiration Date: December 31, 2027*,10	2,303
902	Aries I Acquisition Corp., Expiration Date: May 7, 2023*,10	117
1,050	Arisz Acquisition Corp., Expiration Date: November 16, 2026*	53
284	Astrea Acquisition Corp., Expiration Date: January 13, 2026*	21
1,430	Athlon Acquisition Corp., Expiration Date: March 5, 2026*	165
1,912	Atlantic Avenue Acquisition Corp., Expiration Date: October 6, 2027*	153
59	Atlas Crest Investment Corp. II, Expiration Date: February 28, 2026*	8
13,204	Austerlitz Acquisition Corp. I, Expiration Date: February 19, 2026*,10	3,628
13,233	Austerlitz Acquisition Corp. II, Expiration Date: December 31, 2027*,10	1,621
2,223	Avalon Acquisition, Inc., Expiration Date: February 26, 2023*	178
1,658	Better World Acquisition Corp., Expiration Date: November 15, 2027*	99
364	Big Sky Growth Partners, Inc., Expiration Date: February 26, 2023*	79
1,417	Biotech Acquisition Co., Expiration Date: November 30, 2027*,10	59
1,797	Black Mountain Acquisition Corp., Expiration Date: October 15, 2027*	323

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
195	Blockchain Coinvestors Acquisition Corp. I, Expiration Date: November 1, 2028*,10	$16
1,778	Blockchain Moon Acquisition Corp., Expiration Date: March 24, 2023*	133
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 25, 2027*	193
389	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,10	12
574	Build Acquisition Corp., Expiration Date: April 29, 2023*	57
2,030	Bull Horn Holdings Corp., Expiration Date: October 31, 2025*,10	71
1,466	Cactus Acquisition Corp. I Ltd., Expiration Date: July 20, 2023*,10	173
117	CC Neuberger Principal Holdings III, Expiration Date: December 31, 2027*,10	29
45	CF Acquisition Corp. IV, Expiration Date: December 14, 2025*	4
430	CF Acquisition Corp. VIII, Expiration Date: December 31, 2027*	99
587	Churchill Capital Corp. VI, Expiration Date: December 31, 2027*	200
575	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	200
3	Colicity, Inc., Expiration Date: December 31, 2027*	1
815	Colombier Acquisition Corp., Expiration Date: December 31, 2028*	82
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*	136
321	Concord Acquisition Corp., Expiration Date: November 28, 2025*	343
405	Corazon Capital V838 Monoceros Corp., Expiration Date: December 31, 2028*,10	32
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,10	6
935	Corner Growth Acquisition Corp. 2, Expiration Date: March 1, 2023*,10	112
313	Crescera Capital Acquisition Corp., Expiration Date: April 20, 2028*,10	50
2,151	Data Knights Acquisition Corp., Expiration Date: December 31, 2028*	27
1,228	Delwinds Insurance Acquisition Corp., Expiration Date: August 1, 2027*	258
310	DHC Acquisition Corp., Expiration Date: December 31, 2027*,10	22
637	Digital Health Acquisition Corp., Expiration Date: October 14, 2023*	64
2,913	DILA Capital Acquisition Corp., Expiration Date: December 31, 2028*	350
349	dMY Technology Group, Inc. VI, Expiration Date: June 25, 2023*	125
534	Dune Acquisition Corp., Expiration Date: October 29, 2027*	24
789	East Resources Acquisition Co., Expiration Date: July 1, 2027*	174
880	Edify Acquisition Corp., Expiration Date: December 31, 2027*	88
923	Edoc Acquisition Corp., Expiration Date: November 30, 2027*,10	28
351	EdtechX Holdings Acquisition Corp. II, Expiration Date: June 15, 2027*	23
296	Enterprise 4.0 Technology Acquisition Corp., Expiration Date: September 24, 2023*,10	50
470	Eucrates Biomedical Acquisition Corp., Expiration Date: December 14, 2025*,10	14
484	Eve Holding, Inc., Expiration Date: October 8, 2025*	247
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*	46
296	ExcelFin Acquisition Corp., Expiration Date: July 5, 2023*	58
703	Far Peak Acquisition Corp., Expiration Date: December 7, 2025*,10	197
428	FAST Acquisition Corp. II, Expiration Date: March 16, 2026*	43
1,765	Financial Strategies Acquisition Corp., Expiration Date: March 31, 2028*	124
795	Finnovate Acquisition Corp., Expiration Date: April 15, 2023*,10	73
31	Fintech Evolution Acquisition Group, Expiration Date: March 31, 2028*,10	3

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
118	Flame Acquisition Corp., Expiration Date: December 31, 2028*	$19
2,109	Forafric Global PLC, Expiration Date: June 9, 2027*,10	672
78	Fortress Value Acquisition Corp. III, Expiration Date: December 31, 2027*	14
158	Fusion Acquisition Corp. II, Expiration Date: December 31, 2027*	15
485	G Squared Ascend II, Inc., Expiration Date: December 31, 2026*,10	44
1,444	GigInternational1, Inc., Expiration Date: December 31, 2028*	87
280,000	Glass House Brands, Inc., Expiration Date: January 15, 2026*,10	140,000
1,163	Global Business Travel Group I, Expiration Date: October 29, 2027*	1,221
719	Global Consumer Acquisition Corp., Expiration Date: December 31, 2027*	76
1,266	Global SPAC Partners Co., Expiration Date: November 30, 2027*,10	114
1,763	Globalink Investment, Inc., Expiration Date: December 3, 2026*	77
71	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	7
2,932	Golden Path Acquisition Corp., Expiration Date: December 31, 2028*,10	102
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 28, 2025*,10	63
577	Graf Acquisition Corp. IV, Expiration Date: May 31, 2028*	150
391	Green Visor Financial Technology Acquisition Corp. I, Expiration Date: May 8, 2023*,10	53
1,287	Hagerty, Inc., Expiration Date: December 31, 2027*	3,925
51	Healthcare Services Acquisition Corp., Expiration Date: December 31, 2027*	5
449	Hennessy Capital Investment Corp. V, Expiration Date: January 11, 2026*	87
242	Hunt Cos. Acquisition Corp. I, Expiration Date: December 31, 2028*,10	36
1,774	IG Acquisition Corp., Expiration Date: October 5, 2027*	238
1,187	Industrial Human Capital, Inc., Expiration Date: December 31, 2028*	48
441	Innovative International Acquisition Corp., Expiration Date: April 3, 2023*,10	41
981	Integrated Rail and Resources Acquisition Corp., Expiration Date: May 21, 2023*	284
1,177	Integrated Wellness Acquisition Corp., Expiration Date: October 31, 2028*,10	200
53	InterPrivate II Acquisition Corp., Expiration Date: December 31, 2028*	5
59	InterPrivate III Financial Partners, Inc., Expiration Date: December 31, 2027*	12
1,096	Isleworth Healthcare Acquisition Corp., Expiration Date: August 2, 2027*	36
296	Jack Creek Investment Corp., Expiration Date: December 31, 2027*,10	23
13,212	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*,10	3,315
868	Kadem Sustainable Impact Corp., Expiration Date: March 16, 2026*	91
281	Kairos Acquisition Corp., Expiration Date: December 31, 2027*,10	7
870	Kingswood Acquisition Corp., Expiration Date: May 1, 2027*	61
341	KINS Technology Group, Inc., Expiration Date: December 31, 2025*	41
451	KKR Acquisition Holdings I Corp., Expiration Date: December 31, 2027*	162
239	KludeIn I Acquisition Corp., Expiration Date: July 8, 2027*	19
519	L&F Acquisition Corp., Expiration Date: May 23, 2027*,10	80
873	Lakeshore Acquisition I Corp., Expiration Date: April 30, 2028*,10	125
1,382	LAMF Global Ventures Corp. I, Expiration Date: April 4, 2023*,10	109
292	Learn CW Investment Corp., Expiration Date: December 31, 2028*,10	23
1,255	Legato Merger Corp. II, Expiration Date: February 5, 2023*	314

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
836	Levere Holdings Corp., Expiration Date: December 31, 2028*,10	$59
526	LF Capital Acquisition Corp. II, Expiration Date: January 7, 2026*	53
1,698	Lionheart III Corp., Expiration Date: March 19, 2023*	202
51	Longview Acquisition Corp. II, Expiration Date: May 10, 2026*	7
394	M3-Brigade Acquisition III Corp., Expiration Date: May 11, 2023*	39
314	Malacca Straits Acquisition Co., Ltd., Expiration Date: June 30, 2027*,10	15
419	Mana Capital Acquisition Corp., Expiration Date: December 1, 2026*	42
479	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	42
213	McLaren Technology Acquisition Corp., Expiration Date: March 3, 2023*	23
475	MDH Acquisition Corp., Expiration Date: February 2, 2028*	40
52	Medicus Sciences Acquisition Corp., Expiration Date: December 31, 2027*,10	9
1,061	Mercato Partners Acquisition Corp., Expiration Date: December 28, 2026*	138
1,265	Model Performance Acquisition Corp., Expiration Date: April 29, 2026*,10	127
2,256	Monterey Bio Acquisition Corp., Expiration Date: June 7, 2023*	214
142	Moringa Acquisition Corp., Expiration Date: February 10, 2026*,10	13
2,696	Mount Rainier Acquisition Corp., Expiration Date: December 4, 2022*	377
770	MSP Recovery, Inc., Expiration Date: February 14, 2026*	1,625
842	Nabors Energy Transition Corp., Expiration Date: November 17, 2026*	219
1,894	Natural Order Acquisition Corp., Expiration Date: September 15, 2025*	104
3	New Vista Acquisition Corp., Expiration Date: December 31, 2027*,10	0
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	174
593	Newcourt Acquisition Corp., Expiration Date: April 12, 2028*,10	40
237	Noble Rock Acquisition Corp., Expiration Date: December 31, 2027*,10	26
1,890	NorthView Acquisition Corp., Expiration Date: August 2, 2027*	208
2,885	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	237
277	Onyx Acquisition Co. I, Expiration Date: January 7, 2023*,10	33
1,764	OPY Acquisition Corp. I, Expiration Date: April 8, 2023*	441
500	Orion Biotech Opportunities Corp., Expiration Date: December 31, 2027*,10	79
1,438	Osiris Acquisition Corp., Expiration Date: May 1, 2028*	246
141	Periphas Capital Partnering Corp., Expiration Date: December 10, 2028*	63
323	Phoenix Biotech Acquisition Corp., Expiration Date: September 1, 2026*	32
1	Pivotal Investment Corp. III, Expiration Date: December 31, 2027*	0
240	Post Holdings Partnering Corp., Expiration Date: February 9, 2023*	66
479	Prenetics Global Ltd., Expiration Date: May 18, 2027*,10	86
125	Priveterra Acquisition Corp., Expiration Date: December 31, 2027*	19
235	Progress Acquisition Corp., Expiration Date: December 31, 2027*	25
1,173	Project Energy Reimagined Acquisition Corp., Expiration Date: December 31, 2028*,10	164
819	Property Solutions Acquisition Corp. II, Expiration Date: March 1, 2026*	60
232	PropTech Investment Corp. II, Expiration Date: December 31, 2027*	26
887	Recharge Acquisition Corp., Expiration Date: October 5, 2027*	62
375	RedBall Acquisition Corp., Expiration Date: August 17, 2022*,10	12

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
833	Roth CH Acquisition V Co., Expiration Date: December 10, 2026*	$150
295	Sanaby Health Acquisition Corp. I, Expiration Date: July 30, 2028*	34
341	Sandbridge X2 Corp., Expiration Date: December 31, 2027*	24
117	ScION Tech Growth I, Expiration Date: November 1, 2025*,10	9
808	ScION Tech Growth II, Expiration Date: January 28, 2026*,10	76
1,442	Senior Connect Acquisition Corp. I, Expiration Date: December 31, 2027*	101
93	Silver Spike Acquisition Corp. II, Expiration Date: February 26, 2026*,10	6
748	SoundHound AI, Inc., Expiration Date: December 31, 2027*	191
212	Spindletop Health Acquisition Corp., Expiration Date: December 31, 2028*	17
666	SportsMap Tech Acquisition Corp., Expiration Date: September 1, 2027*	107
355	SportsTek Acquisition Corp., Expiration Date: December 31, 2027*	14
62	Tailwind International Acquisition Corp., Expiration Date: March 1, 2028*,10	5
948	Tastemaker Acquisition Corp., Expiration Date: December 31, 2025*	75
574	Tech and Energy Transition Corp., Expiration Date: December 31, 2027*	86
709	Tekkorp Digital Acquisition Corp., Expiration Date: October 26, 2027*,10	114
852	TG Venture Acquisition Corp., Expiration Date: August 13, 2023*	60
296	Thrive Acquisition Corp., Expiration Date: March 9, 2023*,10	15
1,279	Trine II Acquisition Corp., Expiration Date: December 31, 2027*,10	192
1,198	Tristar Acquisition I Corp., Expiration Date: December 31, 2028*,10	147
1,001	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*	160
126	Twelve Seas Investment Co. II, Expiration Date: March 2, 2028*	10
419	Vahanna Tech Edge Acquisition I Corp., Expiration Date: November 30, 2028*,10	63
1,990	Ventoux CCM Acquisition Corp., Expiration Date: September 30, 2025*	219
940	Venus Acquisition Corp., Expiration Date: December 31, 2027*,10	28
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	81
1,235,429	Whitehawk Finance, LLC, Expiration Date: February 24, 3030*,6	185,314
1,522	Worldwide Webb Acquisition Corp., Expiration Date: March 27, 2023*,10	114
	TOTAL WARRANTS
	(Cost $610,839)	507,091
	SHORT-TERM INVESTMENTS — 15.0%
58,051,474	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.37%[11]	58,051,474
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $58,051,474)	58,051,474
	TOTAL INVESTMENTS — 108.4%
	(Cost $415,269,021)	419,113,258
	Liabilities in Excess of Other Assets — (8.4)%	(32,317,209)
	TOTAL NET ASSETS — 100.0%	$386,796,049

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (0.0)%
	COMMON STOCKS — (0.0)%
	COMMERCIAL BANKS-WESTERN US — (0.0)%
(1,467)	Columbia Banking System, Inc.	$(42,030)
	COMMERCIAL SERVICES-FINANCE — (0.0)%
(1)	S&P Global, Inc.	(337)
	ELECTRONIC COMPONENTS-SEMICONDUCTOR — (0.0)%
(3)	Advanced Micro Devices, Inc.*	(229)
	REITS-DIVERSIFIED — (0.0)%
(2)	VICI Properties, Inc. - REIT	(60)
	S & L/THRIFTS-EASTERN US — (0.0)%
(7,403)	New York Community Bancorp, Inc.	(67,589)
	SEMICONDUCTOR EQUIPMENT — (0.0)%
(145)	Entegris, Inc.	(13,359)
	TOTAL COMMON STOCKS
	(Proceeds $136,781)	(123,604)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $136,781)	$(123,604)

LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $53,416,804, which represents 13.81% of the total net assets of the Fund.
[2] Callable.
[3] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $26,159,206, which represents 6.76% of the total net assets of the Fund.
[4] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[6] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 9.41% of Net Assets. The total value of these securities is $36,408,709.
[7] Step rate security.
[8] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[9] Amount represents less than 0.5 shares.
[10] Foreign security denominated in U.S. Dollars.
[11] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Apollo Diversified Credit Fund - Class I	Quarterly	14 Days	$5,773,478	$4,991,626	2/20/2019
Bailard Real Estate Investment Trust LP [a]	Quarterly	30 Days	18,400,000	21,029,250	12/28/2018
Cliffwater Corporate Lending Fund - Class I	Quarterly	14 Days	19,000,000	19,276,427	8/4/2020
Cliffwater Enhanced Lending Fund - Class I	Quarterly	14 Days	18,000,000	18,385,051	4/26/2022
Conversus Stepstone Private Markets - Class I	Quarterly	90 Days	13,157,916	15,542,215	3/26/2021
DSC Meridian Credit Opportunities Onshore Fund LP [a]	Quarterly [b]	65 Days	8,450,000	9,025,487	10/1/2018
Hudson Bay Fund LP [a]	Quarterly [b]	65 Days	8,500,000	8,696,417	4/1/2021
Invesco Real Estate Income Trust, Inc. - REIT	Monthly	30 Days	11,000,000	11,040,787	6/27/2022
Linden Investors LP [a]	Quarterly [c]	65 Days	8,250,000	9,240,585	10/1/2018
Nuveen Real Estate U.S. Cities Multifamily Fund LP [a]	Quarterly	45 Days	2,522,222	2,575,270	4/1/2022
Oak Street Real Estate Capital Net Lease Property Fund LP [a]	Quarterly	60 Days	2,500,000	2,500,000	1/25/2022
Palmer Square Opportunistic Income Fund	Quarterly	14 Days	12,800,000	11,564,196	10/2/2018
Pender Capital Asset Based Lending Fund I LP [a]	Quarterly	90 Days	18,244,972	18,228,438	8/16/2019
Point72 Capital LP [a]	Quarterly [b]	55 Days	8,030,367	9,314,866	4/24/2019
Pomona Investment Fund LP	Quarterly	75 Days	10,735,511	15,823,831	10/1/2018
Rivernorth Capital Partners LP [a]	Quarterly [c]	60 Days	6,000,000	5,920,000	6/1/2022
Seer Capital Partners Fund LP [a]	Not Permitted	N/A	2,000,000	2,744,868	9/29/2021
Walleye Opportunities Fund LP [a]	Monthly [c]	30 Days	7,925,000	9,241,704	12/3/2018
Totals			$181,289,466	$195,141,018

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

c The Private Investment Fund can institute a gate provision on redemptions at the fund level of 15 - 25% of the fair value of the investment in the Private Investment Fund.

See accompanying Notes to Schedule of Investments.

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

			Currency	Value At		Unrealized
		Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Sold	Date	June 30, 2022	(Depreciation)
Euro	BNP	EUR per USD	(11,124,000)	$(12,749,074)	$(12,271,671)	$477,403
				(12,749,074)	(12,271,671)	477,403
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(12,749,074)	$(12,271,671)	$477,403

EUR – Euro

See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

Note 1 – Valuation of Investments

The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

First Trust Alternative Opportunities Fund

Notes to Schedule of Investments - Continued

June 30, 2022 (Unaudited)

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds, Private Investment Funds and Real Estate Investment Trusts with a fair value of $140,923,718 are excluded from the fair value hierarchy as of June 30, 2022.

First Trust Alternative Opportunities Fund

Notes to Schedule of Investments - Continued

June 30, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$53,438,894	$1,345,097	$54,783,991
Bank Loans	-	-	34,730,119	34,730,119
Closed-End Funds	76,030,596	-	-	76,030,596
Collateralized Mortgage Obligations	-	14,174,241	-	14,174,241
Common Stocks*	10,614,654	-	-	10,614,654
Corporate Bonds**	-	179,883	-	179,883
Exchange-Traded Debt Securities*	334,549	-	-	334,549
Real Estate Investment Trusts	20,403,883	-	-	20,403,883
Rights	5,546	-	-	5,546
Units*	8,373,513	-	-	8,373,513
Warrants	173,598	-	333,493	507,091
Short-Term Investments	58,051,474	-	-	58,051,474
Subtotal	$173,987,813	$67,793,018	$36,408,709	$278,189,540
Closed End Funds				31,366,046
Private Investment Funds				77,487,635
Real Estate Investment Trusts				32,070,037
Total Investments				$419,113,258

Liabilities
Securities Sold Short
Common Stocks*	$123,604	$-	$-	$123,604
Total Securities Sold Short	$123,604	$-	$-	$123,604

* All common stocks, exchange-traded debt securities, units and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of common stocks, exchange-traded debt securities, units and common stocks held short by major industry classification, please refer to the Schedule of Investments.

** All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.